Consolidated Balance Sheets - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Current Assets
Cash and cash equivalents	$ 68,596	$ 1,128,135
Accounts receivable, net	44,832,946	32,659,437
Inventories	258,159	136,020
Prepayment and deposit	4,800,636	7,016,803
Other receivables	1,811,226	1,096,965
Total Current Assets	51,771,563	42,037,360
Non-current Assets
Equipment	28,366	23,260
Intangible assets	2,030,291	9,758
Right-of-use asset	19,201	126,581
Deferred tax asset	6,996,568	6,623,492
Total Non-current Assets	9,074,426	6,783,091
TOTAL ASSETS	60,845,989	48,820,451
Current Liabilities
Accounts payable	34,412,906	24,560,361
Accrual and other payables	10,678,667	9,323,641
Loan payable, current portion	576,233	1,133,745
Lease liability, current portion	10,604	116,808
Total Current Liabilities	45,678,410	35,134,555
Non-current Liabilities
Lease liability, non-current portion		9,986
Deferred tax liabilities	18,002	16,954
Total Non-current Liabilities	18,002	26,940
TOTAL LIABILITIES	45,696,412	35,161,495
STOCKHOLDERS’ EQUITY
Preferred stock, par value $ 0.0001 per share; Authorized 1,000,000 shares; issued and outstanding -0- shares.
Common Stock, par value $ 0.0001 per share; Authorized 200,000,000 shares; issued and outstanding 61,281,308 shares and 57,141,186 issued and outstanding at February 28, 2026 and February 28, 2025 respectively	6,129	5,714
Additional paid-in capital	54,652,121	47,304,416
Additional paid-in capital - stock options	1,798,658	1,473,996
Accumulated deficit	(41,185,154)	(34,187,384)
Accumulated other comprehensive income	(84,104)	(943,276)
Stockholders’ equity before non-controlling interests	15,187,650	13,653,466
Non-controlling interests	(38,073)	5,490
TOTAL STOCKHOLDERS’ EQUITY	15,149,577	13,658,956
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 60,845,989	$ 48,820,451